Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Series A Common and Common Shares	Capital in Excess of Par Value	Treasury Shares	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total TDS Shareholders' Equity	Preferred Shares	Noncontrolling Interests
Beginning balance at Dec. 31, 2012	$ 4,656,327	$ 1,327	$ 2,304,122	$ (750,099)	$ (8,132)	$ 2,464,318	$ 4,011,536	$ 825	$ 643,966
Add (Deduct)
Net income (loss) attributable to TDS shareholders	141,927					141,927	141,927
Net income (loss) attributable to noncontrolling interests classified as equity	24,661								24,661
Other comprehensive income	7,563				7,563		7,563
TDS Common and Series A Common Share dividends	(55,244)					(55,244)	(55,244)
TDS Preferred dividend requirement	(49)					(49)	(49)
U.S. Cellular dividends paid to noncontrolling public shareholders	(75,235)								75,235
Repurchase of Preferred Shares	(6)					(5)	(5)	(1)
Repurchase of Common Shares	(9,692)			(9,692)			(9,692)
Dividend reinvestment plan	9,300		1,619	13,647		(5,966)	9,300
Incentive and compensation plans	10,090		655	24,790		(15,355)	10,090
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	(270)		(290)				(290)		20
Stock-based compensation awards	14,430		14,430				14,430
Tax windfall (shortfall) from stock awards	(1,311)		(1,311)				(1,311)
Distributions to noncontrolling interests	(3,576)								(3,576)
Adjust investment in subsidiaries for noncontrolling interest purchases	(5,048)		(10,418)				(10,418)		5,370
Deconsolidation of partnerships	(43,770)								(43,770)
Ending balance at Dec. 31, 2013	4,670,097	1,327	2,308,807	(721,354)	(569)	2,529,626	4,117,837	824	551,436
Add (Deduct)
Net income (loss) attributable to TDS shareholders	(136,355)					(136,355)	(136,355)
Net income (loss) attributable to noncontrolling interests classified as equity	(11,614)								(11,614)
Other comprehensive income	7,021				7,021		7,021
TDS Common and Series A Common Share dividends	(57,991)					(57,991)	(57,991)
TDS Preferred dividend requirement	(49)					(49)	(49)
Repurchase of Common Shares	(39,096)			(39,096)			(39,096)
Dividend reinvestment plan	9,795		2,702	7,093			9,795
Incentive and compensation plans	(1,466)		(1,580)	5,158		(5,044)	(1,466)
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	723		12,072				12,072		(11,349)
Stock-based compensation awards	14,182		14,182				14,182
Tax windfall (shortfall) from stock awards	328		328				328
Distributions to noncontrolling interests	(564)								(564)
Ending balance at Dec. 31, 2014	4,455,011	1,327	2,336,511	(748,199)	6,452	2,330,187	3,926,278	824	527,909
Add (Deduct)
Net income (loss) attributable to TDS shareholders	219,037					219,037	219,037
Net income (loss) attributable to noncontrolling interests classified as equity	37,966								37,966
Other comprehensive income	(6,097)				(6,097)		(6,097)
TDS Common and Series A Common Share dividends	(61,170)					(61,170)	(61,170)
TDS Preferred dividend requirement	(49)					(49)	(49)
Dividend reinvestment plan	11,677	1	3,069	8,607			11,677
Incentive and compensation plans	13,568		1,672	12,410		(514)	13,568
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	18,725		6,115				6,115		12,610
Stock-based compensation awards	16,074		16,074				16,074
Tax windfall (shortfall) from stock awards	117		117				117
Distributions to noncontrolling interests	(708)								(708)
Ending balance at Dec. 31, 2015	$ 4,704,151	$ 1,328	$ 2,363,558	$ (727,182)	$ 355	$ 2,487,491	$ 4,125,550	$ 824	$ 577,777